Schedule of property and equipment estimated useful life (Details)	Dec. 31, 2024
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Machineries [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Office Equipment & Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	1 year
Renovation [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years